Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value Hierarchy of Liabilities	The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of June 30, 2021:

	Level 1	Level 2	Total
Warrant liabilities:
Public Warrants	$29,842,500	$—	$29,842,500
Backstop Agreement	—	3,038,757	3,038,757
Private Placement Warrants	—	19,381,333	19,381,333

Total warrant and backstop liabilities	$29,842,500	$19,381,333	$52,262,590

Summary of Changes in Fair Value of Warrants	The following table presents a summary of the changes in the fair value of the Company’s liabilities measured using level 3 fair value inputs:

	Public Warrant Liability	Private Placement Warrant Liability
Fair value, March 2, 2021	28,635,000	$18,854,666
Loss on change in fair value (1)	517,500	526,667

Fair value, March 31, 2021	29,152,500	$19,381,333
Transfer to level 1	(29,152,500)	—
Transfer to level 2	—	(19,381,333)

Fair value, June 30, 2021	—	—

(1)	Included in Loss on change in fair value of warrant liability on the unaudited condensed consolidated statement of operations